Investor A C and Institutional [Member] Average Annual Total Returns - Investor A, C and Institutional	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
California Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.55%	0.94%	[1]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.31%	1.20%	2.59%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.09%	1.09%	2.45%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.12%	1.40%	2.54%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	(1.31%)	0.08%	1.90%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.29%	0.19%	1.73%

[1]	The California Customized Reference Benchmark commenced in September 2016 and therefore the California Customized Reference Benchmark does not have a return for the 10-year period.